Operating segments - Geographical information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenues	$ 61,655,245	$ 61,052,092	$ 58,050,025
Non-current biological assets	1,818,911	1,721,728	1,617,503
Property, plant and equipment, net	18,556,646	18,018,176	17,320,041
Goodwill	1,578,994	1,631,771	1,631,094	$ 484,877
Intangible assets	772,640	949,355	1,040,042
Country of domicile [member]
Disclosure of operating segments [line items]
Net revenues	38,778,025	37,766,974	36,013,268
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	1,058,126	979,034	899,691
Property, plant and equipment, net	13,799,774	13,002,755	12,143,632
Goodwill	212,833	212,833	212,833
Intangible assets	0	0
Foreign countries [member]
Disclosure of operating segments [line items]
Net revenues	16,931,735	17,599,239	16,533,664
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	760,785	742,694	717,812
Property, plant and equipment, net	2,641,077	3,057,835	3,320,772
Goodwill	1,278,145	1,330,922	1,330,245
Intangible assets	772,640	962,738	1,040,042
Operation between geographical segments [Member]
Disclosure of operating segments [line items]
Net revenues	(56,733)	(58,072)	(67,539)
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets		0	0
Property, plant and equipment, net	0	0	0
Goodwill	0	0	0
Intangible assets	0	0	0
Total [Member]
Disclosure of operating segments [line items]
Net revenues	55,653,027	55,308,141	52,479,393
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	1,818,911	1,721,728	1,617,503
Property, plant and equipment, net	16,440,851	16,060,590	15,464,404
Goodwill	1,490,978	1,543,755	1,543,078
Intangible assets	$ 772,640	$ 962,738	$ 1,040,042